Fair Value Measurements - Financial Assets Measured at Fair Value on Recurring Basis (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets, Fair Value Disclosure [Abstract]
Total financial assets	$ 579,430	$ 114,716	$ 512,605
Fair Value, Recurring
Assets, Fair Value Disclosure [Abstract]
Adjusted Cost		112,154	511,132
Gross Unrealized Gains		0	14
Gross Unrealized Losses		0	0
Total financial assets		112,154	511,146
Fair Value, Recurring | Prepaid Expenses and Other Current Assets
Assets, Fair Value Disclosure [Abstract]
Adjusted Cost			2,354
Gross Unrealized Gains			14
Gross Unrealized Losses			0
Total financial assets			2,368
Fair Value, Recurring | Money market funds | Cash and cash equivalents
Assets, Fair Value Disclosure [Abstract]
Adjusted Cost		2,411	87,258
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Total financial assets		2,411	87,258
Fair Value, Recurring | Money market funds | Restricted cash and cash equivalents, current
Assets, Fair Value Disclosure [Abstract]
Adjusted Cost		24,185	42,940
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Total financial assets		24,185	42,940
Fair Value, Recurring | Money market funds | Restricted cash and cash equivalents, non-current
Assets, Fair Value Disclosure [Abstract]
Adjusted Cost		56,250	206,846
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Total financial assets		56,250	206,846
Fair Value, Recurring | Certificates of deposit
Assets, Fair Value Disclosure [Abstract]
Adjusted Cost		29,308	171,734
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Total financial assets		$ 29,308	$ 171,734